ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses	$ 3,608,000	$ 2,195,000
Other current liabilites	2,078,000	503,000
Payable in respect to the Global Termination Agreement	5,685,000	6,693,000
Employees and related liabilities	543,000	510,000
Government institutions	102,000	92,000
Accrued expenses and other current liabilities	12,016,000	$ 9,993,000
Accrued expenses and other non current liabilities	456,000
Supplier reimbursement arrangements.	$ 1,200,000